Notes Payable (Tables)	3 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Schedule of Notes Payable
	March 31, 2020	December 31, 2019
Note payable GE	$1,200,000	$1,200,000
Accrued transition services	972,233	972,233
Accrued Interest	227,981	214,001
Total	$2,400,214	$2,386,234

Schedule of Convertible Notes

Total due to Convertible Notes

	March 31, 2020	December 31, 2019
Total convertible notes	$491,285	$371,785
Accrued Interest	$76,626	$82,111
Debt Discount	$(156,549)	$(80,647)
Total	$411,362	$373,249